Debt - Outstanding Principal Balances (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Total debt	$ 202,223,437	$ 213,883,887
Deferred finance fees	(3,101,306)	(3,372,923)
Net total debt	199,122,131	210,510,964
Current portion of deferred finance fees	(619,211)	(630,553)
Total current portion of long-term debt	17,880,056	22,456,396
Non-current portion of long-term debt	181,242,075	188,054,568
Loans Payable [Member]
Current portion of long-term debt	18,881,236	23,506,236
Current portion of deferred finance fees	(1,001,180)	(1,049,840)
Total current portion of long-term debt	17,880,056	22,456,396
Non-current portion of long-term debt	181,242,075	188,054,568
NIBC Bank Facility [Member]
Total debt		4,625,000
Nordea SEB Joint Bank Facility [Member]
Total debt	85,629,115	88,503,292
Nordea SEB Revolving Facility [Member]
Total debt	39,321,198	39,237,241
ABN CACIB Joint Bank Facility [Member]
Total debt	55,677,972	57,124,104
ABN AMRO Revolving Facility
Total debt	11,995,152	14,394,250
IYO Bank Facility
Total debt	$ 9,600,000	$ 10,000,000